Cash and cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents and restricted cash
Schedule of Cash and cash equivalents

	As of January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB
Bank balances and cash	38,935,841	12,062,134	21,104,395	9,490,997
Time deposits and highly liquid investments with initial terms within three months	1,950,087	7,804,982	4,520,889	1,999,630
Cash held in certain financial institutions	2,543,789	988,136	1,682,814	1,064,216
Total	43,429,717	20,855,252	27,308,098	12,554,843

Schedule of Cash and cash equivalents currencies

	As of January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB

RMB	22,710,437	14,016,452	18,850,352	6,345,733
USD	19,561,218	5,307,577	6,453,888	4,028,747
Others	1,158,062	1,531,223	2,003,858	2,180,363
Total	43,429,717	20,855,252	27,308,098	12,554,843

Schedule of restricted cash are denominated in the following currencies:

Included in non-current assets:

	As of January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB

USD	—	15,323	15,582	15,815
RMB	107,597	2,000	4,912	3,838
Others	—	10	12	—
Total	107,597	17,333	20,506	19,653

Included in current assets:

	As of January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB

RMB	443,758	803,856	1,139,261	1,585,801
Others	—	100	212	137,591
Total	443,758	803,956	1,139,473	1,723,392